Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Artisan Sustainable Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Sustainable Emerging Markets FundInvestor: ARTZX |   Advisor: APDEX |  Institutional: APHEX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy, hold and sell shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	31 January 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.48%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	 “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment team employs a fundamental research process to construct a portfolio of emerging market companies. The team seeks to invest in companies that it believes are uniquely positioned to benefit from the growth potential in emerging markets and possess a sustainable global competitive advantage.◾Sustainable Earnings—The team believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and strategic analyses. The team’s financial analysis of a company’s balance sheet, income statement and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.◾Sustainability Assessment—The team believes that a company’s long-term direction and degree of change across multiple environmental, social and governance (“ESG”) metrics are important indicators of a company’s sustainable growth potential. The team seeks to assess a company’s sustainable growth potential by monitoring for improvement or deterioration in ESG metrics. The team’s sustainability assessment has incident-based and empirical components to evaluate a company’s historical, current and future potential behavior. The team uses a proprietary scoring system for the incident-based and empirical components of the assessment, which informs the team’s view of a company’s target price.◾Risk Analysis—The team believes a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of country-appropriate macroeconomic risk factors to which a company is exposed.◾Valuation—The team believes investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target for a company based on its assessment of the business’s sustainable earnings, sustainability assessment and risk analysis.In the sustainability assessment, the team considers incident-based data from a third-party provider and the team’s internal research to score ESG factors that may materially impact a company’s sustainable growth potential, including but not limited to:Governance◾Board management◾Business ethics and competitive behavior◾Reporting transparency and communication◾Shareholder ownership and rightsEnvironmental◾Climate change risk, mitigation and adaptation◾Water stress◾Land use impact and bio-diversity lossSocial◾Human rights and responsibility to the community◾Human capital, labor rights and equity◾Data privacy and securityFor each company, as part of its sustainability assessment, the team generates an overall sustainability score from 1 (lowest) to 5 (highest) based on separate incident-based scores and empirical scores. The team derives the incident-based scores from data provided by a third-party provider, which considers the frequency and severity of ESG-related incidents to measure positive or negative change over time and rate a company’s ESG risk. The team generates the empirical sustainability scores based on the team’s research and engagement with companies on ESG factors. The team uses the sustainability assessment scores in evaluating a company’s target price, adjusting the price upward for high scores (4 or 5) or downward for low scores (1 or 2). The target price adjustment is not symmetric; premiums applied to companies with high sustainability scores are not as significant as discounts applied to companies with low sustainability scores.The team’s sustainability assessment does not exclude companies from potential investment; rather it is used to measure the influence of a company’s ESG-related risks on its potential sustainable earnings and stock price.Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, a high percentage of the Fund’s total assets may be invested in a particular company, sector or industry. The Fund generally will not invest more than 15% of its total assets in the securities of a single issuer, measured at the time of purchase. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The companies in which the Fund invests generally have market capitalizations of at least $400 million at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time.The Fund may invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-US companies without direct investment in the underlying securities (called “participation certificates” in the Fund’s prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:◾Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.◾Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices.◾Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.◾Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.China-Related Risks: Because the Fund may have a significant exposure to China, it is particularly affected by events or factors relating to China, which may increase risk and volatility.◾Sustainable Investing Risks—When the team considers certain ESG metrics as part of its sustainability assessment and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities and, therefore, may underperform funds that do not consider such ESG metrics or perform such sustainability assessments. For example, the team may decide not to purchase, or underweight its investment in, certain securities when they otherwise would have decided to purchase or make a more significant investment in such securities on account of other investment considerations. It is also possible that the team may decide to purchase, or overweight its investment in, certain securities based on its sustainability assessment when it might be otherwise disadvantageous to do so based on other investment considerations. Data or information from third-party research providers utilized by the team in connection with its sustainability assessments may differ from data or information provided by other third-party research providers and may be unreliable and/or inaccurate. In addition, there is a risk that the companies that the team identifies as having sustainable growth potential do not operate or perform as expected. There is no guarantee that such companies will achieve their sustainable growth potential.◾Geopolitical Risks—Geopolitical events adversely affect global economies and securities markets, subjecting the Fund's investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally. For example, the US has in the past imposed economic sanctions on certain countries, which may consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. Military action by Russia in Ukraine has led to, and may lead to additional, sanctions being levied by the US, European Union and other countries against Russia. These events could adversely affect global markets and, therefore, could affect the value of the Fund's investments, including beyond the Fund's direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial.◾Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.◾Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.◾Non-Diversification Risks—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.◾Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.◾Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.◾Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.◾Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.◾Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risks—As a non-diversified fund, the Fund may invest a larger portion of its assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time. The performance of Investor Shares and Advisor Shares of the Fund would be lower because of the higher expenses paid by Investor Shares and Advisor Shares of the Fund (after fee waiver and expense reimbursements).Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided represents the performance of the Fund’s Investor Shares and Institutional Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest Quarter Returns (%)During the time period shown in the bar chart.Highest Quarter21.83December 31, 2020Lowest Quarter-26.57March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns—(For Periods Ended 31 December 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Shares, and the after-tax returns for Investor Shares will vary from Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return after taxes on distributions and sale of Fund shares" for the one-year period and five-year period ended 31 December 2022 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended 31 December 2022. The index information is intended to permit you to compare the Fund’s performance to market performance.After-tax returns are shown only for Institutional Shares, and the after-tax returns for Investor Shares will vary from Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.The "Return after taxes on distributions and sale of Fund shares" for the one-year period and five-year period ended 31 December 2022 is greater than the "Return before taxes" because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable gains.Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.For periods prior to 14 February 2014, the performance shown below for the Fund’s Investor Shares is the performance of the Fund’s former Advisor Shares. Effective 14 February 2014, the Fund’s former Advisor Shares were redesignated as Investor Shares (the “Redesignation”). Because the fees and expenses of the Fund’s Investor Share class are the same as the fees and expenses of the Fund’s former Advisor Share class, the performance of the Fund’s Investor Shares would have been the same as the Fund’s former Advisor Shares prior to the Redesignation. The Fund's current Advisor Shares were launched on 27 April 2022 and are unrelated to the aforementioned former Advisor Shares.For Periods Ended 31 December 2022 (%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Because the Fund’s Advisor Shares have not been offered for a full calendar year, the information provided represents the performance of the Fund’s Investor Shares and Institutional Shares. Advisor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Advisor Shares will be different from the performance of Investor Shares and Institutional Shares because the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement associated with each class will be different.Updated performance information may be obtained by calling 800.344.1770. Updated performance information is also available at www.artisanpartners.com.
Artisan Sustainable Emerging Markets Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	794
10 Years	rr_ExpenseExampleYear10	$ 1,781
2013	rr_AnnualReturn2013	(4.39%)
2014	rr_AnnualReturn2014	(4.13%)
2015	rr_AnnualReturn2015	(12.62%)
2016	rr_AnnualReturn2016	16.38%
2017	rr_AnnualReturn2017	39.92%
2018	rr_AnnualReturn2018	(15.45%)
2019	rr_AnnualReturn2019	19.97%
2020	rr_AnnualReturn2020	20.76%
2021	rr_AnnualReturn2021	(0.46%)
2022	rr_AnnualReturn2022	(28.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.57%)
1-Year	rr_AverageAnnualReturnYear01	(28.37%)
5-Year	rr_AverageAnnualReturnYear05	(2.64%)
10-Year	rr_AverageAnnualReturnYear10	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2006
Artisan Sustainable Emerging Markets Fund | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	$ 1,649
1-Year	rr_AverageAnnualReturnYear01	(28.47%)
5-Year	rr_AverageAnnualReturnYear05	(2.78%)
10-Year	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 02, 2008
Artisan Sustainable Emerging Markets Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	$ 1,655
Artisan Sustainable Emerging Markets Fund | Return After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(28.55%)
5-Year	rr_AverageAnnualReturnYear05	(2.87%)
10-Year	rr_AverageAnnualReturnYear10	1.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%
Artisan Sustainable Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(16.67%)
5-Year	rr_AverageAnnualReturnYear05	(1.96%)
10-Year	rr_AverageAnnualReturnYear10	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Artisan Sustainable Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(20.09%)
5-Year	rr_AverageAnnualReturnYear05	(1.40%)
10-Year	rr_AverageAnnualReturnYear10	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Artisan Sustainable Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk Return Abstract	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(20.09%)
5-Year	rr_AverageAnnualReturnYear05	(1.40%)
10-Year	rr_AverageAnnualReturnYear10	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%

[1]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.15% of the average daily net assets of Investor Shares, 1.05% of the average daily net assets of Advisor Shares and 1.00% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2024.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.